Retirement Plans and Other Retiree Benefits - Fair Values of Pension Plan Assets by Asset Category (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	$ 334,582	$ 317,510
Other Securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	282,830	258,205
Short Duration Bonds [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	98,421	90,099
Short Duration Bonds [Member] | Fixed Income Securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	98,421	90,099
U.S. Large-Cap [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	78,076	80,698
U.S. Large-Cap [Member] | Equity Securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	78,076	80,698
U.S. Small/Mid-Cap [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	19,952	22,184
U.S. Small/Mid-Cap [Member] | Equity Securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	19,952	22,184
World Equity Ex-US [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	67,835	46,999
World Equity Ex-US [Member] | Equity Securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	67,835	46,999
High Yield Bonds [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	9,419	14,125
High Yield Bonds [Member] | Fixed Income Securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	9,419	14,125
Emerging Market Fixed income (Non-US) [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	9,127	4,100
Emerging Market Fixed income (Non-US) [Member] | Fixed Income Securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	9,127	4,100
Hedge Fund [Member] | Other Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	17,121	15,880
Core Property Fund [Member] | Other Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	34,486	43,266
Income Earned but not yet Received [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	$ 145	$ 159